Segments (Segment Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Premiums	$ 542.7	$ 539.8	$ 537.0	$ 533.8	$ 524.5	$ 532.8	$ 532.9	$ 507.5	$ 2,153.3	$ 2,097.7	$ 2,101.9
Administrative fees	28.1	28.5	29.5	29.4	29.8	29.1	29.3	28.3	115.5	116.5	108.5
Net investment income	155.9	147.3	152.6	157.0	158.0	152.7	141.9	149.9	612.8	602.5	586.5
Net capital losses	1.0	7.7	(13.1)	(2.5)	(2.1)	(29.6)	(12.9)	(7.0)	(6.9)	(51.6)	(26.9)
Total revenues	727.7	723.3	706.0	717.7	710.2	685.0	691.2	678.7	2,874.7	2,765.1	2,770.0
Benefits to policyholders	446.5	432.2	452.4	440.1	412.1	400.9	424.4	382.4	1,771.2	1,619.8	1,575.7
Interest credited									161.0	158.4	145.6
Operating expenses									471.2	446.2	476.2
Commissions and bonuses									218.7	206.1	202.0
Premium taxes									36.7	34.7	34.2
Interest expense									38.9	38.9	39.2
Net (increase) decrease in deferred acquisition costs, value of business acquired and other intangible assets									(14.5)	(17.1)	(13.3)
Total benefits and expenses									2,683.2	2,487.0	2,459.6
Income (loss) before income taxes									191.5	278.1	310.4
Total assets	18,403.2				17,816.4				18,403.2	17,816.4	16,547.3
Insurance Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Premiums									2,145.3	2,056.2	2,067.2
Administrative fees									12.3	9.6	8.3
Net investment income									341.3	338.9	335.1
Total revenues									2,498.9	2,404.7	2,410.6
Benefits to policyholders									1,750.9	1,566.4	1,530.3
Interest credited									4.6	4.8	4.7
Operating expenses									338.7	331.8	333.9
Commissions and bonuses									185.1	175.7	169.8
Premium taxes									36.6	34.5	34.2
Net (increase) decrease in deferred acquisition costs, value of business acquired and other intangible assets									(18.2)	(18.9)	(14.8)
Total benefits and expenses									2,297.7	2,094.3	2,058.1
Income (loss) before income taxes									201.2	310.4	352.5
Total assets	8,204.8				7,715.5				8,204.8	7,715.5	7,569.7
Other Category [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Administrative fees									(16.7)	(14.6)	(13.9)
Net investment income									8.8	12.6	17.4
Net capital losses									(6.9)	(51.6)	(26.9)
Total revenues									(14.8)	(53.6)	(23.4)
Operating expenses									17.3	(4.6)	15.4
Interest expense									38.9	38.8	39.1
Total benefits and expenses									56.2	34.2	54.5
Income (loss) before income taxes									(71.0)	(87.8)	(77.9)
Total assets	275.5				292.8				275.5	292.8	260.2
Asset Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Premiums									8.0	41.5	34.7
Administrative fees									119.9	121.5	114.1
Net investment income									262.7	251.0	234.0
Total revenues									390.6	414.0	382.8
Benefits to policyholders									20.3	53.4	45.4
Interest credited									156.4	153.6	140.9
Operating expenses									115.2	119.0	126.9
Commissions and bonuses									33.6	30.4	32.2
Premium taxes									0.1	0.2
Interest expense										0.1	0.1
Net (increase) decrease in deferred acquisition costs, value of business acquired and other intangible assets									3.7	1.8	1.5
Total benefits and expenses									329.3	358.5	347.0
Income (loss) before income taxes									61.3	55.5	35.8
Total assets	$ 9,922.9				$ 9,808.1				$ 9,922.9	$ 9,808.1	$ 8,717.4